Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000
Direct Dial - (215) 564-8037

October 16, 2013

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Franklin ETF Trust (“Registrant”)
File Nos. 333-186504 and 811-22801
Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of Registrant, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 2 filed under the Securities Act of 1933, and Amendment No. 2 filed under the Investment Company Act of 1940 (“1940 Act”) to Registrant’s initial Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on Pre-Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A, which was filed with the SEC on August 1, 2013; (ii) including the audited financial statements and report of independent registered public accounting firm related to the $100,000 share purchase made by Franklin Advisers, Inc. to serve as the seed money for the Registrant prior to the commencement of the public offering of its shares, pursuant to Section 14(a) of the 1940 Act; and (iii) making certain other non-material changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Bruce G. Leto at (215) 564-8115.

Sincerely,

/s/ Kristin H. Ives
Kristin H. Ives, Esquire